UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07390

Boulder Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-444-5483

Date of fiscal year end:	November 30, 2006

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments. – The schedule of investments for the period ended August 31, 2006 is filed herewith.

Portfolio of Investments as of August 31, 2006
(Unaudited)	Boulder Total Return Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—91.4%
DOMESTIC COMMON STOCKS—81.1%
Beverages—4.7%
323,000	Anheuser-Busch Companies, Inc.	$15,949,741

Buildings - Residential/Commercial—0.9%
16,000	Lennar Corp., Class A	717,440
16,000	MDC Holdings Inc.	684,640
27,000	Pulte Homes, Inc.	801,090
30,000	Standard Pacific Corp.	717,900
		2,921,070

Construction Machinery—1.2%
60,000	Caterpillar, Inc.	3,981,000

Diversified—28.0%
690	Berkshire Hathaway Inc., Class A +	66,306,930
9,200	Berkshire Hathaway Inc., Class B +	29,472,200
		95,779,130

Financial Services—5.0%
293,360	Citigroup, Inc.	14,477,316
547,000	Doral Financial Corp.	2,740,470
		17,217,786

Food—0.9%
63,000	Wm. Wrigley Jr. Company	2,924,460

Health Care Products & Services—1.0%
52,000	Johnson & Johnson	3,362,320

Insurance—3.8%
53,000	American International Group, Inc.	3,382,460
60,000	Fidelity National Financial, Inc.	2,413,800
10,500	Fidelity National Title Group Inc., Class A	211,680
120,000	First American Corporation	4,874,400
83,000	Marsh & McLennan Companies, Inc.	2,171,280
		13,053,620

Manufacturing—2.9%
150,500	Eaton Corporation	10,008,250

REITS—5.8%
100,000	Hospitality Properties Trust	4,632,000
1,000,000	HRPT Properties Trust	11,600,000
75,000	Redwood Trust, Inc.	3,648,000
		19,880,000

Retail—14.3%
100,000	The Home Depot, Inc.	3,429,000
370,000	Wal-Mart Stores, Inc.	16,546,400
590,000	Yum! Brands, Inc.	28,839,200
		48,814,600

1

RICS—7.7%
25,000	AEW Real Estate Income Fund	$527,500
80,000	AIM Select Real Estate Income Fund	1,479,200
30,000	Citigroup Investments Corporate Loan Fund, Inc.	398,700
100,000	Cohen & Steers REIT and Utility Income Fund, Inc.	2,044,000
93,000	DWS RREEF Real Estate Fund II	1,689,810
160,000	Eaton Vance Senior Income Trust	1,312,000
34,500	First Trust/Four Corners Senior Floating Rate Income Fund	612,375
110,000	First Trust/Four Corners Senior Floating Rate Income Fund II	1,960,200
482,700	Flaherty & Crumrine Claymore Preferred Securities Income Fund, Inc.	9,895,350
96,300	Flaherty & Crumrine Claymore Total Return Fund, Inc.	1,968,371
110,000	Floating Rate Income Strategies Fund II, Inc.	1,926,100
77,000	Floating Rate Income Strategies Fund, Inc.	1,346,730
100,000	Nuveen Floating Rate Income Fund	1,308,000
		26,468,336

Savings & Loan Companies—4.8%
392,549	Washington Mutual, Inc.	16,443,878

Transport - Trucking—0.1%
10,539	YRC Worldwide, Inc. +	387,624

	Total Domestic Common Stocks (cost $191,602,707)	277,191,815

FOREIGN COMMON STOCKS—7.6%
Hong Kong—1.6%
254,250	Cheung Kong Holdings, Ltd.	2,808,381
6,156,000	Midland Holdings, Ltd.	2,738,903
		5,547,284

Netherlands—1.3%
95,117	Heineken NV	4,408,731

New Zealand—1.1%
4,150,136	Kiwi Income Property Trust, REIT	3,803,060

United Kingdom—3.6%
75,000	Diageo PLC, Sponsored ADR	5,362,500
705,000	Lloyds TSB Group PLC	6,993,397
		12,355,897

	Total Foreign Common Stocks (cost $21,241,472)	26,114,972

AUCTION MARKET PREFERRED SECURITIES—2.7%
120	Calamos Convertible Opportunities & Income Fund, Series TH7	3,000,000

2

160	Cohen & Steers REIT & Preferred Income Fund, Inc., Series TH	$4,000,000
80	Pioneer High Income Trust	2,000,000

	Total Auction Market Preferred Securities (cost $9,000,000)	9,000,000

	Total Long Term Investments (cost $221,844,179)	312,306,787
SHORT TERM INVESTMENTS—8.8%

Par
Value	Description	Value (Note 1)
BANK DEPOSIT—0.3%
$1,048,000	Investors Bank & Trust Money Market Deposit Account, 4.200% due 9/01/06 (cost $1,048,000)	1,048,000

Par
Value	Description	Value (Note 1)

FOREIGN GOVERNMENT BONDS—2.2%
New Zealand—0.6%
3,076,000	New Zealand Government Bond, 8.000% due 11/15/06	2,017,096

United Kingdom—1.6%
2,825,000	UK Gilt Treasury Bond, 7.750% due 9/08/06	5,376,341

	Total FOREIGN GOVERNMENT BONDS (cost $7,047,454)	7,393,437

Par
Value	Description	Value (Note 1)

U.S. TREASURY BILLS—6.3%
4,000,000	4.890% due 10/05/06	3,981,526
7,000,000	4.900% due 10/19/06	6,954,267
3,000,000	4.920% due 10/05/06	2,986,060
4,500,000	4.930% due 11/02/06	4,461,792
3,000,000	5.080% due 9/14/06	2,994,497

	Total U.S. Treasury Bills (cost $21,378,142)	21,378,142

	Total Short Term Investments (cost $29,473,596)	29,819,579

Total Investments – 100.2% (cost $251,317,775)		342,126,366
	Other Assets and Liabilities — (0.2%)	(519,563)
	Total Net Assets Available to Common Stock and Preferred Stock — 100%	341,606,803
	Auction Market Preferred Stock (AMPs) Redemption Value	(77,500,000)
	Total Net Assets Available to Common Stock	$264,106,803

3

+		Non-income producing security.
ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust
RIC	-	Registered Investment Company

See accompanying notes to financial statements.

4

Boulder Total Return Fund, Inc.

August 31, 2006 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation:  The net asset value of the Fund’s Common Stock is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price (“NOCP”) on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

The actual amounts of dividend income and return of capital received from investments in real estate trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and the purchase and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and the subsequent sale trade date is included in gains and losses on investment securities sold.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions. The Fund’s Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

Note 2.  Unrealized Appreciation/ (Depreciation)

On August 31, 2006, the net unrealized appreciation on investments based on cost of $251,359,908 for federal income tax purposes was $90,766,458 consisting of $95,635,498 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $(4,869,040) aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOULDER TOTAL RETURN FUND, INC.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	10/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	10/17/06

By	/s/ Carl D. Johns
Carl D. Johns, Chief Financial Officer, Vice President and Treasurer
(Principal Financial Officer)

Date	10/17/06